UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS

INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL

MONEY MARKET FUND

WESTERN ASSET INSTITUTIONAL AMT FREE

MUNICIPAL MONEY MARKET FUND

FORM N-Q

FEBRUARY 28, 2011

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

Schedules of investments (unaudited)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Certificates of Deposit - 21.4%
Bank of Montreal	0.230%	3/11/11	$15,000,000	$15,000,000
Bank of Nova Scotia	0.290%	3/7/11	15,000,000	15,000,000
Bank of Tokyo Mitsubishi	0.380%	3/8/11	15,000,000	15,000,378
BNP Paribas NY Branch	0.320%	5/16/11	5,000,000	5,000,000
Citibank N.A.	0.360%	3/23/11	15,000,000	15,000,000
Credit Agricole Corporate and Investment Bank	0.405%	5/4/11	15,000,000	15,001,455
Lloyds Bank PLC	0.350%	3/17/11	15,000,000	15,000,366
Nordea Bank Finland NY	0.450%	5/3/11	10,000,000	10,000,870
Rabobank Nederland NY	0.330%	3/11/11	15,000,000	15,000,208
Royal Bank of Canada NY	0.310%	3/7/11	9,675,000	9,675,096
Skandinaviska Enskilda Banken AB	0.460%	5/13/11	15,000,000	15,000,905
Societe Generale	0.400%	4/7/11	15,000,000	14,999,999
Standard Chartered Bank	0.330%	5/31/11	15,000,000	15,000,000
Toronto Dominion Bank NY	0.220%	3/22/11	15,000,000	15,000,000
UBS AG Stamford Branch	0.310%	3/30/11	10,000,000	10,000,241
Westpac Banking Corp.	0.430%	4/28/11	10,000,000	10,000,800

Total Certificates of Deposit				209,680,318

Commercial Paper - 30.2%
Bank of America Corp.	0.270%	4/8/11	10,000,000	9,997,150	(a)
Barclays U.S. Funding LLC	0.250%	5/24/11	15,000,000	14,991,250	(a)
BNP Paribas Finance Inc.	0.300%	4/29/11	4,445,000	4,442,815	(a)
BNP Paribas Finance Inc.	0.320%	5/18/11	5,450,000	5,446,221	(a)
BNZ International Funding Ltd.	0.285%	5/25/11	15,000,000	14,989,906	(a)(b)
Caisse D’Amortissement de la Dette Sociale	0.270%	6/8/11	15,000,000	14,988,863	(a)(b)
Canadian Imperial Holdings Inc.	0.220%	3/21/11	15,000,000	14,998,167	(a)
Commerzbank U.S. Finance Inc.	0.250%	3/7/11	7,550,000	7,549,685	(a)
Commerzbank U.S. Finance Inc.	0.300%	3/7/11	10,000,000	9,999,500	(a)
Commonwealth Bank of Australia	0.250%	5/17/11	15,000,000	14,991,979	(a)(b)
Danske Corp.	0.280%	3/25/11	15,000,000	14,997,200	(a)(b)
Deutsche Bank Financial LLC	0.270%	3/4/11	15,000,000	14,999,662	(a)
DnB NOR Bank ASA	0.331%	3/10/11	10,000,000	9,999,175	(a)(b)
General Electric Capital Corp.	0.240%	3/17/11	15,000,000	14,998,400	(a)
ING U.S. Funding LLC	0.250%	5/5/11	10,000,000	9,995,486	(a)
ING U.S. Funding LLC	0.310%	6/2/11	6,300,000	6,294,955	(a)
National Bank of Canada	0.270%	5/5/11	15,000,000	14,992,688	(a)
Natixis U.S. Finance Co., LLC	0.320%	4/7/11	15,000,000	14,995,067	(a)
Nordea North America Inc.	0.240%	5/18/11	6,150,000	6,146,802	(a)
Santander	0.550%	3/11/11	15,000,000	14,997,708	(a)(b)
State Street Corp.	0.220%	3/11/11	15,000,000	14,999,083	(a)
Sumitomo Mitsui Banking Corp.	0.240%	3/10/11	10,500,000	10,499,370	(a)(b)
Svenska Handelsbanken Inc.	0.285%	5/24/11	15,000,000	14,990,025	(a)
Swedbank AB	0.350%	3/4/11	15,000,000	14,999,563	(a)
UBS Finance Delaware LLC	0.270%	5/24/11	5,000,000	4,996,850	(a)

Total Commercial Paper				295,297,570

U.S. Government Agencies - 15.7%
Federal Farm Credit Bank (FFCB), Notes	0.550%	5/12/11	5,000,000	5,003,504	(c)
Federal Farm Credit Bank (FFCB), Notes	0.353%	5/18/11	15,000,000	15,001,960	(c)
Federal Home Loan Bank (FHLB), Notes	0.250%	6/21/11	20,000,000	19,998,760	(c)
Federal Home Loan Bank (FHLB), Notes	0.168%	7/20/11	15,000,000	14,998,231	(c)
Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes	0.170%	5/2/11	20,000,000	19,994,144	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Notes	0.363%	4/1/11	25,000,000	25,002,405	(c)
Federal National Mortgage Association (FNMA), Discount Notes	0.210%	3/16/11	28,958,000	28,955,466	(a)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - continued
Federal National Mortgage Association (FNMA), Discount Notes	0.190%	3/30/11	$25,000,000	$24,996,174	(a)

Total U.S. Government Agencies				153,950,644

U.S. Treasury Bills - 4.1%
U.S. Treasury Bills	0.185%	5/19/11	20,000,000	19,991,881	(a)
U.S. Treasury Bills	0.210%	6/2/11	20,000,000	19,989,150	(a)

Total U.S. Treasury Bills				39,981,031

U.S. Treasury Notes - 10.2%
U.S. Treasury Notes	0.875%	3/31/11	55,000,000	55,030,582
U.S. Treasury Notes	4.750%	3/31/11	25,000,000	25,094,027
U.S. Treasury Notes	1.125%	6/30/11	20,000,000	20,062,403

Total U.S. Treasury Notes				100,187,012

Repurchase Agreements - 18.3%
Barclays Capital Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $90,000,450; (Fully collateralized by U.S. government obligations, 2.625% due 1/31/18; Market value - $91,800,018)	0.180%	3/1/11	90,000,000	90,000,000
Deutsche Bank Securities Inc., tri-party repurchase agreement dated 2/28/11; Proceeds at maturity - $89,549,423; (Fully collateralized by U.S. government agency obligations, 1.000% due 1/20/26; Market value - $91,340,441)	0.170%	3/1/11	89,549,000	89,549,000

Total Repurchase Agreements				179,549,000

TOTAL INVESTMENTS - 99.9% (Cost - $978,645,575#)				978,645,575
Other Assets in Excess of Liabilities - 0.1%				759,878

TOTAL NET ASSETS - 100.0%				$979,405,453

(a)	Rate shown represents yield-to-maturity.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Alabama - 2.8%
Birmingham, AL, Medical Clinic Board, University of Alabama Health Services Foundation, LOC- SunTrust Bank	0.800%	9/1/15	$2,655,000	$2,655,000	(a)(b)
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.330%	3/2/11	9,800,000	9,800,000
Huntsville Hospital	0.320%	3/8/11	16,700,000	16,700,000
Huntsville Hospital	0.330%	6/6/11	6,900,000	6,900,000

Total Alabama				36,055,000

Arizona - 1.8%
Arizona Health Facilities Authority Revenue:
Banner Health System, LOC-JPMorgan Chase	0.280%	1/1/29	12,675,000	12,675,000	(a)(b)
Banner Health System, LOC-Scotiabank	0.230%	1/1/35	1,300,000	1,300,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.250%	7/1/37	1,160,000	1,160,000	(a)(b)
Yavapai County, AZ, Highway Construction Advancement Revenue, LOC-Landesbank Hessen- Thuringen	0.340%	7/1/18	3,545,000	3,545,000	(a)(b)
Yavapai County, AZ, IDA, Hospital Facility Revenue, Northern Arizona Health Care, LOC- Banco Bilbao Vizcaya	0.650%	12/1/39	4,710,000	4,710,000	(a)(b)

Total Arizona				23,390,000

Arkansas - 0.1%
Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC- Bank of America N.A.	0.300%	5/1/37	1,600,000	1,600,000	(a)(b)

California - 10.3%
California EFA, TECP, Stanford University	0.460%	3/16/11	2,000,000	2,000,000
California Health Facilities Financing Authority, TECP	0.400%	5/10/11	12,300,000	12,300,000
California Health Facilities Financing Authority, TECP	0.360%	6/16/11	16,450,000	16,450,000
California Infrastructure & Economic Development Bank Revenue, Santa Barbara Center for Performing Arts Inc., LOC-Bank of America N.A.	0.310%	12/1/38	5,185,000	5,185,000	(a)(b)
California Statewide CDA Revenue, The Pegasus School, LOC-Bank of America N.A.	0.480%	9/1/28	665,000	665,000	(a)(b)
California Statewide CDA, TECP	0.350%	4/7/11	4,300,000	4,300,000
California Statewide CDA, TECP	0.390%	9/7/11	5,100,000	5,100,000
California Statewide CDA, TECP:
Kaiser Permanente	0.360%	6/9/11	4,950,000	4,950,000
Kaiser Permanente	0.360%	6/9/11	2,700,000	2,700,000
Kaiser Permanente	0.390%	8/5/11	6,100,000	6,100,000
Coachella Valley, CA, USD, COP, 2006 School Financing Project, AGM, SPA-Dexia Credit Local	0.310%	9/1/36	3,195,000	3,195,000	(a)(b)
Corona-Norco, CA, USD, GO, TRAN	2.000%	9/28/11	5,400,000	5,444,358
East Bay, CA, MUD, TECP	0.370%	3/8/11	6,800,000	6,800,000
East Bay, CA, MUD, TECP	0.400%	3/8/11	8,100,000	8,100,000
East Bay, CA, MUD, TECP	0.330%	4/1/11	4,100,000	4,100,000
East Bay, CA, MUD, TECP	0.360%	5/5/11	3,100,000	3,100,000
East Bay, CA, MUD, TECP	0.410%	6/6/11	3,700,000	3,700,000
Orange County, CA, TECP, LOC-Dexia Credit Local	0.310%	3/4/11	2,000,000	2,000,000
Perris, CA, Union High School District, COP, School Financing Project, AGM, SPA-Dexia Credit Local	0.550%	9/1/33	6,755,000	6,755,000	(a)(b)
Richmond, CA, GO, TRAN	2.000%	7/14/11	3,370,000	3,387,336
San Mateo, CA, Union High School District, GO, BAN	2.000%	2/15/12	5,000,000	5,064,531

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Rafael, CA, GO, TRAN	2.000%	7/28/11	$2,140,000	$2,150,836
Turlock, CA, Irrigation District Revenue	0.750%	8/12/11	19,300,000	19,300,040
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.350%	4/8/11	500,000	500,000

Total California				133,347,101

Colorado - 2.3%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.280%	12/1/15	2,355,000	2,355,000	(a)(b)
Colorado Educational & Cultural Facilities Authority Revenue:
National Jewish Federation Bond Program, LOC-Bank of America	0.210%	9/1/33	3,975,000	3,975,000	(a)(b)
National Jewish Federation Bond Program, LOC-Bank of America	0.210%	2/1/35	100,000	100,000	(a)(b)
National Jewish Federation Bond, LOC-Bank of America N.A.	0.210%	2/1/38	1,300,000	1,300,000	(a)(b)
Colorado Health Facilities Authority Revenue, Catholic Health, SPA-Landesbank Baden- Wurttemberg	0.260%	3/1/44	2,900,000	2,900,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA- FHLB	0.270%	10/1/30	3,180,000	3,180,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated, Lien Improvement, SPA-Dexia Credit Local	0.330%	11/1/25	2,100,000	2,100,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.290%	12/1/46	2,030,000	2,030,000	(a)(b)
Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank N.A.	0.260%	12/1/25	8,145,000	8,145,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/11	1,365,000	1,365,000	(a)(c)
University of Colorado Hospital Authority Revenue, AGM, SPA-Wells Fargo Bank N.A.	0.300%	11/15/33	1,170,000	1,170,000	(a)(b)
Westminster, CO, Multi-Family Revenue, Warwick Station Apartments, FHLMC, LIQ-FHLMC	0.330%	12/1/23	600,000	600,000	(a)(b)

Total Colorado				29,220,000

Connecticut - 1.6%
Capital City EDA, SPA-Bank of America N.A.	0.300%	6/15/24	5,900,000	5,900,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.300%	6/15/34	9,300,000	9,300,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program	0.450%	11/15/11	300,000	300,000	(c)
Connecticut State, GO, SPA-Landesbank Hessen- Thuringen	0.330%	2/15/21	600,000	600,000	(a)(b)
Hartford, CT, GO, BAN	2.500%	4/14/11	1,900,000	1,904,602
Killingly, CT, GO, BAN	1.250%	5/3/11	1,000,000	1,001,253
Waterbury, CT, GO, BAN	2.000%	8/31/11	1,695,000	1,707,885

Total Connecticut				20,713,740

District of Columbia - 0.2%
District of Columbia Revenue, American Sociological Association, LOC-PNC Bank N.A.	0.250%	12/1/37	2,575,000	2,575,000	(a)(b)

Florida - 7.6%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.200%	4/1/24	700,000	700,000	(a)(b)
Collier County, FL, IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc., LOC-Fifth Third Bank	0.510%	11/1/22	3,425,000	3,425,000	(a)(b)
Florida Housing Finance Agency, LIQ-FNMA	0.270%	9/15/26	1,250,000	1,250,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Florida Municipal Loan Council, TECP	0.340%	3/7/11	$3,747,000	$3,747,000
Jacksonville, FL, Electric Authority Revenue, TECP, LOC-Dexia Credit Local	0.450%	3/17/11	9,495,000	9,495,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue, Baptist Medical Center Project	0.210%	8/15/21	155,000	155,000	(a)(b)
Miami-Dade County, FL, Expressway Authority Toll System Revenue, AGM	0.750%	7/1/11	1,705,000	1,706,306
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.450%	9/1/29	3,145,000	3,145,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-Banco Bilbao Vizcaya	0.370%	10/1/33	47,000,000	47,000,000	(a)(b)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.450%	12/1/23	5,700,000	5,700,000	(a)(b)
Sunshine State, FL, Governmental Financing Commission Revenue, LOC-Dexia Credit Local	0.320%	7/1/16	13,150,000	13,150,000	(a)(b)
Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-Landesbank Hessen-Thuringen	0.270%	10/1/36	5,535,000	5,535,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.510%	7/1/37	3,535,000	3,535,000	(a)(b)

Total Florida				98,543,306

Georgia - 1.4%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.240%	10/1/33	5,000,000	5,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.250%	7/1/22	700,000	700,000	(a)(b)
Fulton County, GA, Development Authority Revenue, Children’s Health Care of Atlanta Foundation Inc., SPA-Landesbank Hessen- Thuringen	0.250%	7/1/42	2,700,000	2,700,000	(a)(b)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.350%	7/1/20	1,365,000	1,365,000	(a)(b)
Municipal Electric Authority, GA, Project One, Subordinated, AGM, SPA-Dexia Credit Local	0.360%	1/1/26	300,000	300,000	(a)(b)
Municipal Electric Authority, GA, TECP, LOC- Landesbank Hessen-Thuringen	0.350%	3/11/11	7,750,000	7,750,000

Total Georgia				17,815,000

Hawaii - 0.6%
Hawaii Pacific Health Special Purpose Revenue, Department of Budget and Finance, Radian, LOC- Bank of Nova Scotia	0.250%	7/1/33	8,300,000	8,300,000	(a)(b)

Illinois - 6.8%
Chicago, IL, GO, Board of Education, AGM, SPA- Dexia Credit Local	0.350%	3/1/32	8,700,000	8,700,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.290%	1/1/19	32,835,000	32,835,000	(a)(b)
Chicago, IL, Wastewater Transmission Revenue, LOC-Bank of America N.A.	0.190%	1/1/39	3,500,000	3,500,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.290%	2/1/35	3,000,000	3,000,000	(a)(b)
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.510%	8/1/29	3,480,000	3,480,000	(a)(b)
Illinois Development Finance Authority Revenue, Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.280%	12/1/33	13,800,000	13,800,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois Finance Authority Revenue:
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.510%	6/1/37	$3,600,000	$3,600,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.350%	2/1/34	2,500,000	2,500,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.280%	8/1/35	1,100,000	1,100,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.270%	10/1/37	7,500,000	7,500,000	(a)(b)
Northwestern University	0.400%	3/1/11	1,400,000	1,400,000	(c)
Northwestern University	0.400%	3/3/14	1,100,000	1,100,000	(c)
Provena Health, LOC-JPMorgan Chase	0.280%	8/15/44	2,000,000	2,000,000	(a)(b)
Illinois Finance Authority Student Housing Revenue, CHF-DeKalb LLC Project, LOC- Sovereign Bank FSB, Banco Santander PR	0.700%	7/1/38	3,275,000	3,275,000	(a)(b)

Total Illinois				87,790,000

Indiana - 3.0%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.650%	2/8/12	5,100,000	5,100,000
Goshen Inc., Industrial EDR, Goshen College Project, LOC-JPMorgan Chase Bank	0.280%	10/1/42	5,230,000	5,230,000	(a)(b)
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.510%	2/1/23	3,370,000	3,370,000	(a)(b)
Indiana State Finance Authority Revenue:
Lease Appropriation, SPA-Bank of New York	0.200%	2/1/35	1,900,000	1,900,000	(a)(b)
Marquette Project, LOC-Branch Banking & Trust	0.290%	3/1/39	5,760,000	5,760,000	(a)(b)
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame du Lac, SPA- Banco Bilbao Vizcaya	0.350%	3/1/38	17,566,000	17,566,000	(a)(b)

Total Indiana				38,926,000

Iowa - 0.0%
Iowa Higher Education Loan Authority Revenue, RAN, LOC-U.S. Bank N.A.	1.750%	5/20/11	600,000	601,370

Kentucky - 0.7%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.260%	8/15/38	8,000,000	8,000,000	(a)(b)
Warren County, KY, Revenue, WKU Student Life Foundation Inc., LOC-JPMorgan Chase	0.280%	6/1/30	720,000	720,000	(a)(b)

Total Kentucky				8,720,000

Louisiana - 4.7%
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.300%	11/1/37	11,520,000	11,520,000	(a)(b)
Louisiana PFA Revenue:
Tiger Athletic, LOC-Capital One N.A., FHLB	0.260%	9/2/33	14,255,000	14,255,000	(a)(b)
Tiger Athletic, LOC-Capital One N.A., FHLB	0.260%	9/2/39	2,440,000	2,440,000	(a)(b)
Louisiana State Offshore Terminal Authority, Deepwater Port Revenue:
Loop LLC Project, LOC-SunTrust Bank	0.560%	9/1/14	1,000,000	1,000,000	(a)(b)
Loop LLC Project, LOC-SunTrust Bank	0.650%	9/1/27	20,220,000	20,220,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.260%	12/1/40	8,600,000	8,600,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC- SunTrust Bank	0.800%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				59,935,000

Maine - 0.1%
Biddeford, ME, GO, BAN, AGM	1.000%	4/15/11	1,500,000	1,500,808

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 3.0%
Anne Arundel County, MD, GO, TECP, BAN, LOC- State Street Bank & Trust Co.	0.320%	6/8/11	$13,320,000	$13,320,000
John Hopkins University, TECP	0.340%	5/5/11	2,600,000	2,600,000
John Hopkins University, TECP	0.340%	5/10/11	6,916,000	6,916,000
Maryland State Economic Development Corp., EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.520%	4/1/33	1,470,000	1,470,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
French International School, LOC-SunTrust Bank	0.800%	9/1/34	2,930,000	2,930,000	(a)(b)
Upper Chesapeake Medical Center Inc., LOC- Branch Banking & Trust	0.260%	1/1/43	2,090,000	2,090,000	(a)(b)
Maryland State Stadium Authority, Sports Facilities Lease Revenue, Refunding, Football Stadium, SPA-Dexia Credit Local	0.320%	3/1/26	2,300,000	2,300,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC- FNMA, FHLMC	0.250%	7/1/36	1,610,000	1,610,000	(a)(b)
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Landesbank Hessen-Thuringen	0.260%	6/1/23	5,000,000	5,000,000	(a)(b)

Total Maryland				38,236,000

Massachusetts - 2.8%
Amesbury, MA, GO, BAN	1.250%	12/16/11	1,000,000	1,002,677
Amherst, MA, GO, BAN	1.250%	7/20/11	3,100,000	3,107,257
Holyoke, MA, GO, BAN	1.250%	2/24/12	1,752,500	1,759,000
Lawrence, MA, GO:
BAN	1.250%	12/1/11	2,100,000	2,106,107
BAN	1.500%	12/1/11	1,128,100	1,133,066
Malden, MA, GO:
BAN	1.250%	4/29/11	2,900,000	2,903,309
BAN	1.000%	12/16/11	1,787,755	1,793,530
Massachusetts State DFA Revenue:
Alliance Health of Massachusetts Inc. Project, LOC-Sovereign Bank FSB, Banco Santander PR	0.700%	1/1/26	6,125,000	6,125,000	(a)(b)
Judge Rotenburg Educational Center, LOC- Fleet National Bank, Bank of America N.A.	0.320%	6/1/23	1,015,000	1,015,000	(a)(b)
Marine Biological Laboratory, LOC-JPMorgan Chase	0.270%	10/1/36	1,075,000	1,075,000	(a)(b)
Notre Dame Health Care Center, LOC-KBC Bank NV	0.310%	10/1/29	2,690,000	2,690,000	(a)(b)
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.290%	7/1/31	530,000	530,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.320%	1/1/27	565,000	565,000	(a)(b)
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.300%	10/1/26	2,995,000	2,995,000	(a)(b)
Williams College	0.450%	4/7/11	400,000	400,000	(c)
Massachusetts State, GO, SPA-Landesbank Hessen-Thuringen	0.230%	1/1/21	500,000	500,000	(a)(b)
Merrimack Valley, MA, Regional Transit Authority, RAN	1.750%	6/24/11	2,500,000	2,502,559
Newburyport, MA, GO, BAN	1.500%	1/20/12	400,000	402,543
Pittsfield, MA, GO, BAN	1.250%	1/27/12	2,003,733	2,009,874
Salem, MA, GO, State Aid Anticipation Notes	1.000%	10/21/11	1,000,000	1,002,032

Total Massachusetts				35,616,954

Michigan - 2.0%
Michigan Finance Authority	4.750%	8/22/11	15,000,000	15,060,165

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.270%	1/1/26	$2,500,000	$2,500,000	(a)(b)
Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen	0.300%	5/1/30	4,000,000	4,000,000	(a)(b)
Waterford, MI, School District, GO, BAN	1.500%	9/23/11	4,750,000	4,762,204

Total Michigan				26,322,369

Minnesota - 0.4%
University of Minnesota, GO, TECP	0.340%	5/10/11	4,900,000	4,900,000

Mississippi - 2.4%
Mississippi Development Bank, Special Obligation, Harrison, AGM, SPA-Dexia Credit Local	0.450%	7/1/33	30,000,000	30,000,000	(a)(b)
Mississippi State Lease Revenue, COP, Master Lease Program State Agencies	3.000%	10/15/11	500,000	506,199

Total Mississippi				30,506,199

Missouri - 0.5%
Missouri State HEFA, TECP, LOC-Bank of Nova Scotia	0.320%	6/6/11	2,400,000	2,400,000
Missouri State Public Utilities Commission Revenue, Interim Construction Notes	2.000%	8/1/11	3,440,000	3,457,870
University of Missouri, University Revenues, System Facilities	0.190%	11/1/30	100,000	100,000	(a)(b)

Total Missouri				5,957,870

Montana - 0.0%
Montana State Board of Investment, Municipal Finance Consolidated Intercap	0.500%	3/1/35	600,000	600,000	(d)

Nevada - 0.9%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	2.500%	6/1/11	3,500,000	3,516,370
Clark County, NV, Highway Revenue, TECP:
LOC-BNP Paribas	0.300%	5/5/11	1,150,000	1,150,000
LOC-BNP Paribas	0.330%	5/5/11	1,630,000	1,630,000
LOC-BNP Paribas	0.350%	6/6/11	2,745,000	2,745,000
Truckee Meadows, NV, Water Authority Revenue, TECP:
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	1,400,000	1,400,000
LOC-Lloyds TSB Bank PLC	0.360%	6/15/11	1,240,000	1,240,000

Total Nevada				11,681,370

New Hampshire - 0.8%
New Hampshire HEFA Revenue, Dartmouth Hitchcock Obligation, AGM, SPA-Dexia Credit Local & JPMorgan Chase	0.330%	8/1/31	10,500,000	10,500,000	(a)(b)

New Jersey - 3.6%
Burlington County, NJ, GO, BAN	1.250%	5/27/11	4,877,000	4,885,206
Camden County, NJ, Improvement Authority Revenue, County Guaranteed Loan Notes, Capital Program	1.500%	12/28/11	1,700,000	1,712,158
Camden County, NJ, Municipal Utilities Authority, Sewer Revenue, County Agreement	5.000%	7/15/11	340,000	345,446
Cliffside Park, NJ, GO, BAN	1.000%	3/25/11	749,000	749,235
Haddon Heights, NJ, GO, BAN	1.500%	6/10/11	441,482	442,026
Hudson County, NJ, Improvement Authority, County-GTD Pooled Notes	2.000%	1/9/12	9,105,200	9,194,505
Livingston Township, NJ, GO:
BAN	1.000%	8/3/11	1,200,000	1,202,232
BAN	1.000%	1/19/12	6,800,000	6,823,364
Middlesex County, NJ, GO, BAN	1.250%	6/8/11	450,000	450,886
Montclair Township, NJ, GO	1.000%	3/10/11	4,497,000	4,497,246

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Montclair Township, NJ, GO:
BAN	1.000%	3/10/11	$6,533,000	$6,533,357
BAN	1.250%	12/15/11	3,839,000	3,845,309
South Orange Village Township, NJ, GO:
BAN	2.000%	9/8/11	1,294,771	1,303,515
BAN	2.000%	1/31/12	2,100,000	2,126,964
Verona Township, NJ, GO:
BAN	1.000%	8/12/11	1,360,000	1,361,876
BAN	1.000%	12/14/11	1,085,000	1,087,885

Total New Jersey				46,561,210

New Mexico - 0.2%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.350%	6/1/40	3,000,000	3,000,000	(a)(b)

New York - 5.7%
Albany County, NY, GO	1.000%	6/1/11	600,000	600,785
Albany, NY, GO, BAN	2.000%	7/8/11	3,611,690	3,627,135
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	3,200,000	3,205,502
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	634,000	635,391
Babylon, NY, GO, BAN	1.500%	4/15/11	2,145,000	2,147,785
Baldwinsville, NY, CSD, GO, BAN	1.000%	10/14/11	2,200,000	2,205,569
Berne-Knox-Westerlo, NY, CDS, GO, BAN	1.000%	12/30/11	1,800,000	1,802,669
Brookhaven, NY, GO, BAN	1.250%	9/28/11	15,442,593	15,503,068
East Rockaway, NY, GO, BAN	1.500%	7/15/11	1,300,000	1,303,313
Essex County, NY, GO, BAN	1.000%	11/18/11	900,000	901,789
Hamburg Town, NY, GO, BAN	1.250%	7/13/11	2,297,200	2,301,467
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	4,600,000	4,604,559
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	1,100,000	1,100,896
Jordan-Elbridge, NY, CSD, GO, BAN	2.000%	6/28/11	4,356,000	4,364,108
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	0.300%	12/1/29	1,500,000	1,500,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/24/11	1,730,000	1,732,002
New York City, NY, HDC, Multi-Family Mortgage Revenue, 20 Exchange Place, LOC-Landesbank Hessen-Thuringen	0.320%	6/1/39	2,000,000	2,000,000	(a)(b)
Newstead, NY, GO, BAN	1.500%	7/27/11	885,000	886,026
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	4,200,000	4,205,489
Plattsburgh, NY, GO, BAN	1.250%	9/23/11	2,360,000	2,364,089
Sherburne Earleville, NY, CSD, GO, BAN	1.500%	6/30/11	4,229,101	4,235,485
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	2,251,000	2,254,004
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	3,650,000	3,655,340
BAN	1.250%	7/29/11	2,000,000	2,003,361
Tarrytowns NY, Union Free School District, GO, BAN	1.000%	2/17/12	3,200,000	3,211,667
West Seneca, NY, GO, BAN	1.000%	12/21/11	1,423,000	1,426,531

Total New York				73,778,030

North Carolina - 4.0%
Charlotte, NC, COP, Central Yard Project, SPA- Bank of America N.A.	0.260%	3/1/25	5,235,000	5,235,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.330%	1/15/42	1,450,000	1,450,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.300%	1/15/43	1,100,000	1,100,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
AGM, SPA-Dexia Credit Local	0.300%	1/15/44	$10,890,000	$10,890,000	(a)(b)
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.270%	2/1/26	3,005,000	3,005,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue, Duke School For Children, LOC-Bank of America	0.490%	9/1/27	1,900,000	1,900,000	(a)(b)
Educational Facilities Revenue, Pfeiffer University, LOC-Bank of America	0.320%	11/1/26	1,370,000	1,370,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.350%	2/1/25	2,545,000	2,545,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.250%	4/1/29	735,000	735,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.270%	6/1/37	2,500,000	2,500,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.260%	12/1/36	2,640,000	2,640,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.270%	6/1/36	110,000	110,000	(a)(b)
Wake County, NC, GO, SPA-Landesbank Hessen- Thuringen	0.280%	4/1/21	17,700,000	17,700,000	(a)(b)

Total North Carolina				51,180,000

Ohio - 3.8%
Akron, Bath, and Copley, OH, Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V.	0.280%	12/1/32	4,045,000	4,045,000	(a)(b)
Akron, OH, GO, BAN	1.125%	12/8/11	1,315,000	1,320,293
Montgomery County, OH, Revenue Bonds, TECP:
Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	3/1/11	16,900,000	16,900,000
Ketterling Medical Center, LOC-Dexia Credit Local	0.370%	4/7/11	3,400,000	3,400,000
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.630%	11/1/25	3,600,000	3,600,000	(a)(b)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, LIQ-KBC Bank N.V.	0.280%	9/1/32	1,085,000	1,085,000	(a)(b)
Toledo-Lucas County, OH, Port Authority Revenue, Franciscan Communities St. Mary of The Woods Inc., LOC-Sovereign Bank FSB, LOC-BANCO Santander SA	0.520%	5/15/38	6,690,000	6,690,000	(a)(b)
University of Toledo, OH, General Receipts Revenue, BAN	1.500%	6/1/11	1,000,000	1,001,950
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.360%	12/1/33	10,312,000	10,312,000	(a)(b)

Total Ohio				48,354,243

Oklahoma - 1.9%
Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank	0.260%	1/1/42	15,475,000	15,475,000	(a)(b)
Oklahoma Development Finance Authority, Health System Revenue, TECP, Integris Baptist Medical Center Inc.	0.320%	3/16/11	8,525,000	8,525,000

Total Oklahoma				24,000,000

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, TECP	0.340%	3/2/11	$3,400,000	$3,400,000
Clackamas County, OR, Hospital Facility Authority, TECP, Providence Health System	0.350%	6/6/11	3,400,000	3,400,000
Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local	0.300%	11/15/27	5,300,000	5,300,000	(a)(b)
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.260%	10/1/34	2,830,000	2,830,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America	0.280%	5/1/37	5,410,000	5,410,000	(a)(b)

Total Oregon				20,340,000

Pennsylvania - 4.2%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.280%	6/1/32	1,480,000	1,480,000	(a)(b)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.280%	11/1/16	1,400,000	1,400,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.250%	1/1/28	3,125,000	3,125,000	(a)(b)
Berks County, PA, IDA, Student Housing Revenue, CHF-Kutztown LLC, LOC-Sovereign Bank FSB, LOC-Banco Santander SA	0.700%	7/1/37	1,800,000	1,800,000	(a)(b)
Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.350%	8/1/25	4,145,000	4,145,000	(a)(b)
Cumberland County, PA, Municipal Authority Revenue, Asbury Obligated Group, LOC-KBC Bank N.V.	0.260%	1/1/41	11,990,000	11,990,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.250%	7/1/37	3,945,000	3,945,000	(a)(b)
Luzerne County, PA, IDA Revenue, Methodist Homes for the Aging of Wyoming Conference, Sovereign Bank FSB, Banco Santander PR	0.700%	2/1/29	4,780,000	4,780,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.250%	1/1/34	2,990,000	2,990,000	(a)(b)
Philadelphia, PA, GO, TRAN	2.000%	6/30/11	7,000,000	7,029,959
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.260%	11/1/29	2,825,000	2,825,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.320%	9/1/24	1,530,000	1,530,000	(a)(b)
Wallingford-Swarthmore, PA, School District, GO	0.370%	5/1/26	6,940,000	6,940,000	(a)(b)

Total Pennsylvania				53,979,959

Rhode Island - 0.0%
Coventry, RI, GO, BAN	1.250%	4/12/11	615,000	615,393

South Carolina - 1.5%
Lexington, SC, GO, BAN	1.250%	6/30/11	500,000	500,905
Mount Pleasant, SC, Water and Sewer Revenue, SPA-Bank of America	0.240%	12/1/25	7,700,000	7,700,000	(a)(b)
Rock Hill, SC, Utility System Revenue, RAN	1.250%	12/16/11	4,350,000	4,365,069
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.350%	12/1/19	4,500,000	4,500,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.270%	6/1/35	2,760,000	2,760,000	(a)(b)

Total South Carolina				19,825,974

South Dakota - 0.0%
South Dakota Housing Development Authority, Homeownership Mortgage, LOC-FHLB	0.270%	5/1/39	200,000	200,000	(a)(b)

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 1.0%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC- Branch Banking & Trust	0.270%	6/1/37	$1,475,000	$1,475,000	(a)(b)
Local Government Public Improvement, LOC- Branch Banking & Trust	0.270%	6/1/39	5,435,000	5,435,000	(a)(b)
Knoxville, TN, Gas Revenue	3.000%	3/1/11	1,005,000	1,005,000
Metropolitan Government of Nashville & Davidson County, TN, Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.450%	12/1/18	2,300,000	2,300,000	(a)(b)
Montgomery County, TN, Public Building Authority Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America	0.270%	4/1/32	2,300,000	2,300,000	(a)(b)

Total Tennessee				12,515,000

Texas - 6.6%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.170%	12/1/27	4,500,000	4,500,000	(a)(b)
YMCA of the Greater Houston Area, LOC-Bank of America N.A.	0.210%	6/1/38	4,500,000	4,500,000	(a)(b)
Harris County, TX, Cultural Educational Facilities Finance Corp., TECP, Methodist Hospital System	0.350%	6/7/11	11,200,000	11,200,000
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.170%	12/1/41	6,900,000	6,900,000	(a)(b)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, AGM, SPA-Dexia Credit Local	0.350%	6/1/27	10,900,000	10,900,000	(a)(b)
Houston, TX, GO, TECP, LOC-Banco Bilbao Vizcaya Argentina SA	0.550%	3/14/11	6,800,000	6,800,000
Houston, TX, Higher Education Finance Corp., TECP:
Rice University	0.300%	3/1/11	3,300,000	3,300,000
Rice University	0.300%	3/4/11	3,300,000	3,300,000
Rice University	0.320%	3/9/11	3,100,000	3,100,000
Rice University	0.350%	6/14/11	1,800,000	1,800,000
Houston, TX, TECP:
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.320%	3/16/11	500,000	500,000
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.330%	4/8/11	1,500,000	1,500,000
Hotel Occupancy Tax and Parking Revenue, LOC-Union Bank N.A.	0.330%	4/8/11	860,000	860,000
San Antonio, TX, Electric and Gas, TECP, LOC- State Street Bank & Trust Co. & Bank of America N.A.	0.310%	5/12/11	21,200,000	21,200,000
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.520%	1/1/17	1,940,000	1,940,000	(a)(b)
University of North Texas, TECP	0.340%	3/9/11	2,130,000	2,130,000

Total Texas				84,430,000

Utah - 1.8%
Central Utah Water Conservancy District, GO, LIQ- Helaba	0.310%	4/1/32	14,105,000	14,105,000	(a)(b)
Utah County, UT, Heritage Schools Project, LOC- U.S. Bank	0.280%	12/1/15	2,540,000	2,540,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ- JPMorgan Chase	0.260%	10/1/37	5,300,000	5,300,000	(a)(b)
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Landesbank Hessen-Thuringen	0.210%	2/15/31	1,700,000	1,700,000	(a)(b)

Total Utah				23,645,000

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.3%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.700%	7/1/37	$3,300,000	$3,300,000	(a)(b)

Virginia - 1.2%
Caroline County, VA, IDA, EDR:
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	12/1/37	2,020,000	2,020,000	(a)(b)
Meadow Event Park, LOC-AgFirst Farm Credit Bank	0.310%	12/1/37	1,580,000	1,580,000	(a)(b)
Chesapeake Bay, VA, Bridge & Tunnel District Revenue, General Resolution, LOC-Branch Banking & Trust	0.270%	5/28/21	7,630,000	7,630,000	(a)(b)
Lynchburg, VA, IDA Revenue, Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.270%	1/1/35	2,250,000	2,250,000	(a)(b)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.350%	5/1/23	1,000,000	1,000,000	(a)(b)
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA- Wells Fargo Bank N.A.	0.210%	2/1/26	570,000	570,000	(a)(b)

Total Virginia				15,050,000

Washington - 3.3%
Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America N.A.	0.520%	12/1/28	1,800,000	1,800,000	(a)(b)
Everett, WA, GO, LOC-Bank of America	0.400%	12/1/21	2,280,000	2,280,000	(a)(b)
King County, WA, Sewer Revenue, Junior Lien, LOC-Landesbank Hessen-Thuringen	0.260%	1/1/32	400,000	400,000	(a)(b)
Washington State Health Care Facilities Authority, Swedish Health Services, LOC-Citibank N.A.	0.240%	11/15/26	4,100,000	4,100,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.250%	1/1/27	9,300,000	9,300,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.260%	5/1/28	8,360,000	8,360,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.290%	10/1/30	2,925,000	2,925,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.290%	10/1/36	6,000,000	6,000,000	(a)(b)
Washington State Housing Finance Commission:
Single-Family Program, GNMA, FNMA, FHLMC, LIQ-State Street Bank & Trust Co.	0.260%	6/1/39	5,500,000	5,500,000	(a)(b)
United Way of King County Project, LOC-Bank of America	0.500%	3/1/28	1,600,000	1,600,000	(a)(b)

Total Washington				42,265,000

Wisconsin - 2.2%
Mount Horeb, WI, Area School District, GO, BAN	1.500%	12/1/11	1,260,000	1,263,681
Norwalk-Ontario, WI, School District, BAN	2.650%	6/1/11	390,000	391,198
Wisconsin State HEFA Revenue, Gundersen Lutheran, AGM, SPA-Dexia Public Finance Bank	0.850%	12/1/15	2,240,000	2,240,000	(a)(b)
Wisconsin State, GO, TECP	0.340%	3/8/11	6,900,000	6,900,000
Wisconsin State, GO, TECP	0.360%	5/5/11	17,400,000	17,400,000

Total Wisconsin				28,194,879

Wyoming - 0.2%
Converse County, WY, PCR, Pacificorp, LOC-Wells Fargo Bank N.A.	0.260%	12/1/20	2,300,000	2,300,000	(a)(b)

TOTAL INVESTMENTS - 99.9% (Cost - $1,286,887,775#)				1,286,887,775

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

Other Assets in Excess of Liabilities - 0.1%	1,447,438

TOTAL NET ASSETS - 100.0%	$1,288,335,213

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MUD	— Municipal Utility District
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Note
USD	— Unified School District

See Notes to Schedules of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedules of investments (unaudited) (cont’d)	February 28, 2011

Summary of Investments by Industry*

Health care	26.2%
General obligation	21.6
Education	11.2
Utilities	8.9
Miscellaneous	7.8
Public facilities	6.8
Transportation	5.7
Water & sewer	2.4
Power	2.2
Industrial revenue	2.1
Housing: single family	1.6
Finance	1.6
Tax allocation	0.7
Housing: multi-family	0.7
Pollution control	0.5

100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of February 28, 2011 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡
A-1	54.4%
VMIG 1	20.2
SP-1	5.4
F-1	4.5
MIG 1	2.9
P-1	2.8
AA/Aa	0.5
NR	9.3

100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSROs and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 16 through 18 for definitions of ratings.

See Notes to Schedules of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA - An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA - An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB - An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated “CC” is currently highly vulnerable to nonpayment.

C - The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D - An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa - Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba - Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa - Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C - Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA - Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B - Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Default is a real possibility.

CC - Default of some kind appears probable.

C - Default is imminent or inevitable, or the issuer is in standstill.

NR - Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 - A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 - A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 - A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 - Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 - This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 - Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 - Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 - Have a strong ability to repay short-term debt obligations.

P-3 - Have an acceptable ability to repay short-term debt obligations.

NP - Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 - Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 - Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR - Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”) and Western Asset Institutional AMT Free Municipal Money Market Fund (“Institutional AMT Free Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Institutional Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$978,645,575	—	$978,645,575

†	See Schedule of Investments for additional detailed categorizations.

Institutional AMT Free Municipal Money Market Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,286,887,775	—	$1,286,887,775

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Funds acquire a debt security subject to an obligation of the seller to repurchase, and of the Funds to resell, the security at an agreed-upon price and time, thereby determining the yield during the Funds’ holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Funds may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Funds did not invest in derivative instruments and do not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	April 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 21, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 21, 2011